Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies
Noncontrolling interest amounts in income, net of tax	$ 6	$ 9	$ 5
Changes in noncontrolling interests	(29)	8	(1)
Services contract terms range	Less than one year to over 10 years
Unbilled services accounts receivable included in notes and accounts receivable trade	2,166	2,244
Unbilled services accounts receivable, length of time expected to be billed (in months)	4 months
Deferred services transition and setup costs	2,589	2,614
Estimated amortization of deferred services transition and setup costs for 2012	844
Estimated amortization of deferred services transition and setup costs for 2013	652
Estimated amortization of deferred transition and setup costs for 2014	477
Estimated amortization of deferred transition and setup costs for 2015	314
Estimated amortization of deferred transition and setup costs thereafter	302
Deferred amounts paid to clients in excess of the fair value of acquired assets used in outsourcing arrangements	65	78
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2012	25
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2013	18
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2014	16
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2015	5
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets thereafter	1
Maximum amortization period for capitalized software costs (in years)	3 years
Amortization period for internal-use software program costs (in years)	2 years
Movement in standard warranty liability
Beginning Balance	375	316
Current period accruals	435	407
Accrual adjustments to reflect actual experience	18	69
Charges incurred	(420)	(418)
Ending Balance	407	375	316
Deferred revenue:
Deferred income, current portion	12,197	11,580
Deferred income, noncurrent portion	3,847	3,666
Marketing and advertising expense:
Advertising and promotional expense	1,373	1,337	1,255
Minimum
Movement in extended warranty liability
Product warranty term (in years)	1 year
Maximum
Movement in extended warranty liability
Product warranty term (in years)	3 years
Services contracts
Movement in extended warranty liability
Ending balance, aggregate deferred revenue	7,363	7,195
Deferred revenue:
Aggregate deferred revenue	7,363	7,195
Extended warranty
Movement in extended warranty liability
Beginning balance, aggregate deferred revenue	670	665
Revenue deferred for new extended warranty contracts	314	329
Amortization of deferred revenue	(330)	(301)
Other	(19)	(22)
Ending balance, aggregate deferred revenue	636	670
Deferred revenue:
Deferred income, current portion	301	315
Deferred income, noncurrent portion	335	355
Aggregate deferred revenue	$ 636	$ 670